CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative on Notes
Statement [Line Items]
Beginning balance	$ 16,687	$ 0
Recognition on issue date	0	17,866
Ending balance	35,305	16,687
Gain on change in fair value	18,618	(1,179)
Debt Host
Statement [Line Items]
Beginning balance	2,197	0
Recognition on issue date	0	2,234
Transaction costs	0	(22)
Interest accretion	758	26
Interest paid and payable	(411)	(15)
Exchange difference	206	(26)
Ending balance	$ 2,750	$ 2,197